Supplement to the
Fidelity® Low Duration Bond Factor ETF
December 30, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
LDE-SUSTK-1025-104 1.9900302.104	October 3, 2025